General information (Details - Textual) - BRL (R$) R$ in Thousands	Aug. 03, 2021	Mar. 31, 2021	Dec. 31, 2021
Eyemobile Tecnologia S.A. (“Eyemobile”)
General information
Percentage of voting equity interests acquired	60.00%
Cash paid for the acquisition	R$ 21,500
Percentage of equity interests	44.00%
Equity interest in acquiree	R$ 11,500
Increase in capital in acquiree	R$ 10,000
Percentage of ownership interests increase	16.00%
Maximum amount of earn-out clause based on future performance	R$ 3,500		R$ 5,500
Period of earn-out clause based on future performance	18 months
Banco Santander (Brasil) S.A.
General information
Tax credit recognized due to contribution of tax basis received from related party		R$ 398,533